DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

November 30, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.8%
Argentina - 0.2%
Globant SA*
(Cost $9,425)	91	$17,170

Brazil - 2.5%
Atacadao SA	978	3,652
B2W Cia Digital*	535	6,993
B3 SA - Brasil Bolsa Balcao	4,898	51,043
Banco do Brasil SA	2,107	13,246
Banco Santander Brasil SA	854	6,207
Cia Brasileira de Distribuicao	335	4,307
Cosan SA	386	5,557
CPFL Energia SA	546	3,178
Energisa SA	424	3,664
Klabin SA	1,670	7,776
Localiza Rent a Car SA	1,461	18,233
Lojas Renner SA	1,729	14,343
Natura & Co. Holding SA*	2,115	19,795
Notre Dame Intermedica Participacoes SA	1,251	15,910
Telefonica Brasil SA	1,078	8,956
TIM SA	1,887	4,726
Ultrapar Participacoes SA	1,746	6,590
Via Varejo S/A*	3,043	10,028
WEG SA	1,935	26,430

(Cost $214,495)		230,634

Chile - 0.4%
Cencosud Shopping SA	1,212	2,003
Empresas CMPC SA	2,083	4,481
Empresas COPEC SA	983	7,753
Enel Americas SA	78,081	11,259
Enel Chile SA	71,814	4,969
Falabella SA	1,900	6,468

(Cost $52,667)		36,933

China - 37.1%
3SBio, Inc., 144A*	3,404	3,372
51job, Inc., ADR*	53	3,736
AAC Technologies Holdings, Inc. (a)	1,978	11,073
Air China Ltd., Class A	1,000	1,198
Air China Ltd., Class H	5,074	4,104
Alibaba Group Holding Ltd., ADR*	4,467	1,176,429
A-Living Smart City Services Co. Ltd., 144A	964	4,060
BAIC Motor Corp. Ltd., Class H, 144A	4,815	1,801
Bank of Shanghai Co. Ltd., Class A	2,300	2,821
Baoshan Iron & Steel Co. Ltd., Class A	2,900	2,737
BBMG Corp., Class A	2,500	1,178
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	600	3,119
BYD Co. Ltd., Class A	200	5,233
BYD Co. Ltd., Class H	1,785	41,928
BYD Electronic International Co. Ltd.	1,572	7,776
China CITIC Bank Corp. Ltd., Class H	17,848	7,712
China Conch Venture Holdings Ltd.	3,898	18,503
China Construction Bank Corp., Class H	228,891	179,511
China Eastern Airlines Corp. Ltd., Class A	1,600	1,211
China Eastern Airlines Corp. Ltd., Class H	3,797	1,714
China Everbright Bank Co. Ltd., Class H	9,368	3,649
China Jushi Co. Ltd., Class A	200	511
China Lesso Group Holdings Ltd.	3,014	5,381
China Literature Ltd., 144A*	800	6,078
China Longyuan Power Group Corp. Ltd., Class H	8,106	6,817
China Medical System Holdings Ltd.	3,767	3,848
China Merchants Bank Co. Ltd., Class H	9,238	58,449
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,500	3,342
China Minsheng Banking Corp. Ltd., Class H	13,850	7,646
China Molybdenum Co. Ltd., Class A	2,000	1,395
China Molybdenum Co. Ltd., Class H	8,614	4,045
China Resources Pharmaceutical Group Ltd., 144A	4,506	2,435
China Shenhua Energy Co. Ltd., Class H	7,800	15,072
China Vanke Co. Ltd., Class A	1,500	6,999
China Vanke Co. Ltd., Class H	3,957	15,032
CITIC Ltd.	15,012	11,735
Contemporary Amperex Technology Co. Ltd., Class A	304	11,218
Country Garden Services Holdings Co. Ltd.	3,274	18,328
CSPC Pharmaceutical Group Ltd.	20,224	19,748
Dali Foods Group Co. Ltd., 144A	5,848	3,621
ENN Energy Holdings Ltd.	1,843	24,415
Eve Energy Co. Ltd., Class A	380	3,725
Fosun International Ltd.	6,760	9,766
GEM Co. Ltd., Class A	2,100	1,631
Genscript Biotech Corp.*	2,612	3,753
GoerTek, Inc., Class A	600	3,462
Greenland Holdings Corp. Ltd., Class A	1,200	1,174
Greentown Service Group Co. Ltd.	2,970	3,452
Guangzhou R&F Properties Co. Ltd., Class H	2,800	3,648
Huadong Medicine Co. Ltd., Class A	400	1,681
Industrial Bank Co. Ltd., Class A	3,000	9,584
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	900	5,169
Jiangsu Expressway Co. Ltd., Class H	3,304	3,716
Jinke Properties Group Co. Ltd., Class A	1,400	1,698
Kingdee International Software Group Co. Ltd.*	5,381	18,775
KWG Group Holdings Ltd.	3,000	4,102
Legend Holdings Corp., Class H, 144A (a)	1,154	1,569
Lenovo Group Ltd.	15,000	10,700
Logan Group Co. Ltd.	3,000	5,023
Meituan, Class B*	8,513	318,448
NARI Technology Co. Ltd., Class A	800	2,868

NIO, Inc., ADR*(a)	2,531	127,891
Offshore Oil Engineering Co. Ltd., Class A	100	71
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	1,200	14,682
Poly Developments and Holdings Group Co. Ltd., Class A	2,000	5,234
Shanghai International Airport Co. Ltd., Class A	100	1,193
Shanghai M&G Stationery, Inc., Class A	200	2,212
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	917
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,075	3,512
Shenzhen Expressway Co. Ltd., Class H	1,788	1,783
Shenzhen Inovance Technology Co. Ltd., Class A	400	4,681
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	100	5,127
Sino-Ocean Group Holding Ltd.	7,165	1,506
Sinopharm Group Co. Ltd., Class H	3,383	8,361
Sinotruk Hong Kong Ltd.	1,828	4,537
SOHO China Ltd.*	5,067	1,575
Suning.com Co. Ltd., Class A	1,200	1,669
TCL Technology Group Corp., Class A	2,900	3,090
Tencent Holdings Ltd.	13,617	988,890
Topchoice Medical Corp., Class A*	100	3,187
TravelSky Technology Ltd., Class H	2,000	4,535
Unisplendour Corp. Ltd., Class A	840	2,854
Vipshop Holdings Ltd., ADR*	1,022	26,102
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	300	1,191
WuXi AppTec Co. Ltd., Class A	280	4,397
WuXi AppTec Co. Ltd., Class H, 144A (a)	700	10,474
Wuxi Biologics Cayman, Inc., 144A*	7,200	71,420
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,331
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,164	3,467
Yunnan Baiyao Group Co. Ltd., Class A	200	2,896
Yuzhou Group Holdings Co. Ltd.	5,904	2,346
Zhejiang Expressway Co. Ltd., Class H	4,006	2,852
Zhejiang Huayou Cobalt Co. Ltd., Class A*	200	1,590
Zhengzhou Yutong Bus Co. Ltd., Class A	600	1,585
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,100	2,732
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,978	3,108

(Cost $2,158,099)		3,445,922

Colombia - 0.1%
Bancolombia SA
(Cost $4,156)	617	4,762

Cyprus - 0.1%
Polymetal International PLC
(Cost $6,647)	563	11,742

Czech Republic - 0.1%
Komercni banka AS*	142	3,803
Moneta Money Bank AS, 144A*	1,235	3,690

(Cost $8,379)		7,493

Egypt - 0.1%
Commercial International Bank Egypt SAE
(Cost $10,203)	3,233	12,821

Greece - 0.1%
Hellenic Telecommunications Organization SA
(Cost $7,673)	621	10,378

Hong Kong - 2.3%
Alibaba Health Information Technology Ltd.*	7,014	20,628
China Everbright Environment Group Ltd.	10,098	5,601
China Gas Holdings Ltd.	6,462	23,798
China Mengniu Dairy Co. Ltd.*	6,963	35,208
China Overseas Land & Investment Ltd.	9,565	23,269
China Overseas Property Holdings Ltd.	3,000	1,962
China Resources Gas Group Ltd.	1,992	9,597
Geely Automobile Holdings Ltd.	13,970	38,833
Hutchison China MediTech Ltd., ADR*	153	4,743
Lee & Man Paper Manufacturing Ltd.	2,038	1,656
Shanghai Industrial Holdings Ltd.	1,000	1,486
Shenzhen Investment Ltd.	9,074	3,313
Sino Biopharmaceutical Ltd.	23,467	23,611
Sun Art Retail Group Ltd.	5,500	5,775
Vinda International Holdings Ltd.	1,000	2,857
Wharf Holdings Ltd.	4,000	9,896

(Cost $181,537)		212,233

Hungary - 0.4%
MOL Hungarian Oil & Gas PLC*	907	6,085
OTP Bank Nyrt*	519	20,626
Richter Gedeon Nyrt	331	7,856

(Cost $39,556)		34,567

India - 9.9%
Ambuja Cements Ltd.	1,169	4,121
Asian Paints Ltd.	905	27,072
Axis Bank Ltd.*	5,415	43,989
Berger Paints India Ltd.	494	4,321
Bharat Petroleum Corp. Ltd.	1,456	7,333
Bharti Airtel Ltd.	3,139	19,636
Britannia Industries Ltd.	255	12,527
Colgate-Palmolive India Ltd.	289	5,907
Dabur India Ltd.	1,315	8,875
Divi’s Laboratories Ltd.	313	15,237
DLF Ltd.	1,419	3,587
Eicher Motors Ltd.	320	10,952
Grasim Industries Ltd.	690	8,160
Havells India Ltd.	496	5,367
HCL Technologies Ltd.	2,586	28,707

Hero MotoCorp Ltd.	259	10,873
Hindalco Industries Ltd.	3,708	11,333
Hindustan Petroleum Corp. Ltd.	1,432	4,048
Hindustan Unilever Ltd.	1,961	56,619
Housing Development Finance Corp. Ltd.	4,034	122,903
Infosys Ltd.	3,154	46,848
Infosys Ltd., ADR	5,054	76,922
Lupin Ltd.	550	6,623
Mahindra & Mahindra Ltd.	1,905	18,572
Marico Ltd.	959	4,762
Nestle India Ltd.	80	19,325
Pidilite Industries Ltd.	300	6,249
Piramal Enterprises Ltd.	254	4,761
Reliance Industries Ltd.	6,791	176,964
Shree Cement Ltd.	21	6,892
Siemens Ltd.	247	5,048
Tata Consultancy Services Ltd.	2,222	80,401
Tech Mahindra Ltd.	1,481	17,536
Titan Co. Ltd.	778	14,300
UPL Ltd.	1,056	5,956
Wipro Ltd.	2,577	12,197
Wipro Ltd., ADR	202	1,040

(Cost $803,583)		915,963

Indonesia - 1.9%
PT Astra International Tbk	44,133	16,565
PT Bank Central Asia Tbk	23,737	52,156
PT Bank Mandiri Persero Tbk	44,853	20,092
PT Bank Negara Indonesia Persero Tbk	20,011	8,503
PT Bank Rakyat Indonesia Persero Tbk	132,427	38,359
PT Barito Pacific Tbk*	65,955	4,905
PT Indah Kiat Pulp & Paper Corp. Tbk	5,165	3,173
PT Indofood Sukses Makmur Tbk	11,377	5,721
PT Kalbe Farma Tbk	44,044	4,694
PT Perusahaan Gas Negara Tbk	29,323	2,887
PT Unilever Indonesia Tbk	17,175	9,396
PT United Tractors Tbk	4,520	7,363
PT XL Axiata Tbk	10,900	1,860

(Cost $185,010)		175,674

Kuwait - 0.0%
Agility Public Warehousing Co. KSC
(Cost $218)	100	210

Malaysia - 2.2%
AMMB Holdings Bhd	3,600	2,934
Axiata Group Bhd	6,383	5,562
CIMB Group Holdings Bhd	13,584	12,104
Dialog Group Bhd	8,900	7,865
DiGi.Com Bhd	8,400	8,247
Fraser & Neave Holdings Bhd	300	2,390
HAP Seng Consolidated Bhd	1,600	3,240
Hartalega Holdings Bhd	4,100	14,492
IHH Healthcare Bhd	5,400	7,449
Kuala Lumpur Kepong Bhd	1,000	5,768
Malayan Banking Bhd	8,518	16,518
Malaysia Airports Holdings Bhd	2,600	3,325
Maxis Bhd	4,900	5,894
MISC Bhd	3,000	5,000
Nestle Malaysia Bhd	200	6,578
Petronas Dagangan Bhd	700	3,567
PPB Group Bhd	1,300	5,935
Press Metal Aluminium Holdings Bhd	3,700	6,357
Public Bank Bhd	7,035	30,046
RHB Bank Bhd	4,000	5,056
Sime Darby Bhd	7,200	4,083
Telekom Malaysia Bhd	3,000	3,711
Tenaga Nasional Bhd	5,400	13,361
Top Glove Corp. Bhd	10,800	18,875
Westports Holdings Bhd	2,700	2,850
YTL Corp. Bhd*	6,820	1,080

(Cost $204,653)		202,287

Mexico - 1.1%
Alfa SAB de CV, Class A	7,804	6,160
Arca Continental SAB de CV	1,186	5,803
Cemex SAB de CV, Series CPO	34,946	15,950
Coca-Cola Femsa SAB de CV	1,181	5,335
Fomento Economico Mexicano SAB de CV	4,512	32,671
Gruma SAB de CV, Class B	509	5,615
Grupo Aeroportuario del Sureste SAB de CV, Class B*	554	8,265
Grupo Bimbo SAB de CV, Series A	4,078	8,651
Industrias Penoles SAB de CV	390	5,739
Infraestructura Energetica Nova SAB de CV*	1,269	4,517
Kimberly-Clark de Mexico SAB de CV, Class A	3,447	5,483

(Cost $110,352)		104,189

Philippines - 0.9%
Ayala Corp.	640	10,962
Ayala Land, Inc.	19,000	15,017
Bank of the Philippine Islands	4,250	7,337
BDO Unibank, Inc.	4,600	9,883
JG Summit Holdings, Inc.	6,720	9,176
Manila Electric Co.	580	3,397
Metropolitan Bank & Trust Co.	4,576	4,563
SM Investments Corp.	562	11,338
SM Prime Holdings, Inc.	22,000	16,472

(Cost $86,740)		88,145

Poland - 0.9%
Bank Polska Kasa Opieki SA*	455	6,888
CD Projekt SA*	145	15,069
Cyfrowy Polsat SA	500	3,562
KGHM Polska Miedz SA*	371	14,749
Orange Polska SA*	1,812	3,060
Polski Koncern Naftowy ORLEN SA	640	9,450
Powszechna Kasa Oszczednosci Bank Polski SA*	1,983	13,968

Powszechny Zaklad Ubezpieczen SA*	1,408	9,437
Santander Bank Polska SA*	88	4,085

(Cost $100,461)		80,268

Qatar - 0.7%
Commercial Bank PSQC	3,856	4,606
Ooredoo QPSC	2,200	4,084
Qatar Fuel QSC	1,040	5,283
Qatar National Bank QPSC	10,979	53,421

(Cost $70,604)		67,394

Romania - 0.1%
NEPI Rockcastle PLC
(Cost $8,172)	1,023	5,207

Russia - 1.8%
Gazprom PJSC	28,327	67,556
LUKOIL PJSC	978	64,322
LUKOIL PJSC, ADR	1	66
Mobile TeleSystems PJSC, ADR	1,065	9,191
Novolipetskiy Metallurgicheskiy Kombinat PAO	3,151	7,924
PhosAgro PJSC, GDR	301	3,847
Polyus PJSC	73	13,859

(Cost $182,832)		166,765

Saudi Arabia - 1.2%
Almarai Co. JSC	563	8,391
Banque Saudi Fransi	1,454	12,851
Samba Financial Group	2,377	19,583
Saudi Arabian Mining Co.*	1,088	12,227
Saudi Basic Industries Corp.	2,110	54,514
Savola Group	635	7,797

(Cost $116,378)		115,363

Singapore - 0.1%
BOC Aviation Ltd., 144A
(Cost $4,197)	534	4,746

South Africa - 5.4%
Absa Group Ltd.	1,738	12,376
Anglo American Platinum Ltd.	140	10,188
Aspen Pharmacare Holdings Ltd.*	911	7,269
Bid Corp. Ltd.	800	14,441
Bidvest Group Ltd.	600	6,325
Clicks Group Ltd.	502	7,615
FirstRand Ltd.	11,337	33,309
Gold Fields Ltd.	2,001	17,007
Growthpoint Properties Ltd. REIT	7,701	5,907
Impala Platinum Holdings Ltd.	1,811	19,041
Kumba Iron Ore Ltd.	161	5,482
Mr Price Group Ltd.	650	6,835
MTN Group Ltd.	4,089	17,501
MultiChoice Group	1,085	9,121
Naspers Ltd., Class N	1,034	209,052
Nedbank Group Ltd.	965	7,638
Northam Platinum Ltd.*	922	10,499
Old Mutual Ltd.	12,446	9,401
Remgro Ltd. (a)	1,265	7,535
Sanlam Ltd.	4,155	14,887
Sasol Ltd.*	1,338	10,443
Shoprite Holdings Ltd.	1,166	9,626
SPAR Group Ltd. (a)	508	6,267
Standard Bank Group Ltd.	3,008	23,545
Vodacom Group Ltd. (a)	1,549	12,334
Woolworths Holdings Ltd.	2,422	5,476

(Cost $615,136)		499,120

South Korea - 6.2%
Amorepacific Corp.	77	12,456
AMOREPACIFIC Group	67	3,185
BGF retail Co. Ltd.	19	2,155
BNK Financial Group, Inc.	786	3,999
CJ CheilJedang Corp.	21	6,861
CJ Corp.	40	2,859
Doosan Bobcat, Inc.	91	2,471
GS Engineering & Construction Corp.	161	4,612
GS Holdings Corp.	140	4,435
Hana Financial Group, Inc.	755	23,096
Hankook Tire & Technology Co. Ltd.	109	3,221
Hanwha Solutions Corp.	290	12,514
Hyundai Heavy Industries Holdings Co. Ltd.	17	4,294
Hyundai Marine & Fire Insurance Co. Ltd.	172	3,466
KB Financial Group, Inc.	926	37,950
Korea Gas Corp.	80	2,050
LG Chem Ltd.	109	78,803
LG Corp.	202	12,888
LG Display Co. Ltd.*	495	6,822
LG Electronics, Inc.	227	17,540
LG Household & Health Care Ltd.	23	31,469
LG Innotek Co. Ltd.	40	5,603
Lotte Chemical Corp.	45	11,468
Lotte Corp.	68	2,175
NAVER Corp.	293	73,478
Samsung Card Co. Ltd.	58	1,735
Samsung Electro-Mechanics Co. Ltd.	127	17,904
Samsung Fire & Marine Insurance Co. Ltd.	70	11,893
Samsung SDI Co. Ltd.	131	63,100
Shinhan Financial Group Co. Ltd.	1,077	31,340
SK Holdings Co. Ltd.	82	15,673
SK Innovation Co. Ltd.	128	20,012
SK Telecom Co. Ltd.	97	20,819
S-Oil Corp.	110	6,919
Woori Financial Group, Inc.	1,227	10,900
Yuhan Corp.	135	7,857

(Cost $493,180)		578,022

Taiwan - 18.3%
Accton Technology Corp.	1,000	8,385
Acer, Inc.	7,500	6,092
Advantech Co. Ltd.	1,038	11,180
ASE Technology Holding Co. Ltd.	8,036	21,597

AU Optronics Corp.*	21,617	9,253
Catcher Technology Co. Ltd.	1,651	10,890
Cathay Financial Holding Co. Ltd.	18,505	26,229
Chailease Holding Co. Ltd.	3,322	18,182
Cheng Shin Rubber Industry Co. Ltd.	3,417	5,095
Chicony Electronics Co. Ltd.	1,000	2,996
China Steel Corp.	25,936	20,747
Chunghwa Telecom Co. Ltd.	8,490	32,319
Compal Electronics, Inc.	10,000	6,771
CTBC Financial Holding Co. Ltd.	42,287	28,411
Delta Electronics, Inc.	4,363	34,365
E.Sun Financial Holding Co. Ltd.	26,615	23,485
Eva Airways Corp.	4,813	2,136
Evergreen Marine Corp. Taiwan Ltd.*	6,560	5,685
Far Eastern New Century Corp.	5,978	5,747
Far EasTone Telecommunications Co. Ltd.	3,279	7,133
First Financial Holding Co. Ltd.	24,271	18,138
Fubon Financial Holding Co. Ltd.	15,441	23,999
Hiwin Technologies Corp.	613	6,570
Hotai Motor Co. Ltd.	788	17,722
Hua Nan Financial Holdings Co. Ltd.	21,420	13,640
Innolux Corp.*	21,212	7,479
Inventec Corp.	6,889	5,632
Lite-On Technology Corp.	5,500	9,272
MediaTek, Inc.	3,559	87,906
Micro-Star International Co. Ltd.	1,500	6,578
Nan Ya Plastics Corp.	12,792	28,813
President Chain Store Corp.	1,177	10,695
Quanta Computer, Inc.	7,252	19,591
Ruentex Development Co. Ltd.	2,002	2,954
SinoPac Financial Holdings Co. Ltd.	22,328	8,695
Standard Foods Corp.	1,072	2,347
Taishin Financial Holding Co. Ltd.	24,767	11,600
Taiwan Business Bank	15,197	5,305
Taiwan High Speed Rail Corp.	4,767	5,260
Taiwan Mobile Co. Ltd.	4,050	13,797
Taiwan Semiconductor Manufacturing Co. Ltd.	58,600	987,889
Uni-President Enterprises Corp.	11,990	27,343
United Microelectronics Corp.	28,211	40,086
Vanguard International Semiconductor Corp.	2,000	7,368
Win Semiconductors Corp.	700	8,227
Wistron Corp.	5,837	6,113
Yageo Corp.	900	13,957
Yuanta Financial Holding Co. Ltd.	22,062	14,784

(Cost $981,891)		1,698,458

Thailand - 2.7%
Advanced Info Service PCL, NVDR	2,800	16,245
Airports of Thailand PCL, NVDR	9,800	20,734
B Grimm Power PCL, NVDR	1,400	2,268
Bangkok Dusit Medical Services PCL, NVDR	22,600	16,063
BTS Group Holdings PCL, NVDR	18,200	6,137
Bumrungrad Hospital PCL, NVDR	1,100	4,527
Central Pattana PCL, NVDR	4,500	7,550
Charoen Pokphand Foods PCL, NVDR	8,600	8,174
CP ALL PCL, NVDR	13,800	27,600
Electricity Generating PCL, NVDR	800	5,712
Energy Absolute PCL, NVDR	4,600	6,805
Global Power Synergy PCL, NVDR	1,400	3,251
Gulf Energy Development PCL, NVDR	6,600	7,636
Home Product Center PCL, NVDR	15,200	7,386
Indorama Ventures PCL, NVDR	5,100	5,395
Intouch Holdings PCL, NVDR	5,000	9,174
IRPC PCL, NVDR	30,000	2,697
Kasikornbank PCL, NVDR	4,100	14,909
Land & Houses PCL, NVDR	20,800	5,398
Minor International PCL, NVDR*	7,800	6,395
Muangthai Capital PCL, NVDR	1,800	3,213
PTT Exploration & Production PCL, NVDR	3,100	9,915
PTT Global Chemical PCL, NVDR	5,600	10,598
Siam Cement PCL, NVDR	1,800	22,255
Siam Commercial Bank PCL, NVDR	2,100	5,936
Thai Oil PCL, NVDR	3,300	5,182
Thai Union Group PCL, NVDR	5,700	2,845
TMB Bank PCL, NVDR	33,168	1,151
Total Access Communication PCL, NVDR	1,700	2,107
True Corp. PCL, NVDR	34,100	3,675

(Cost $284,069)		250,933

Turkey - 0.1%
KOC Holding AS	1,504	3,392
Turk Hava Yollari AO*	1,330	1,938
Turkcell Iletisim Hizmetleri AS	2,621	4,959

(Cost $11,607)		10,289

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	6,234	10,319
Aldar Properties PJSC	9,220	7,631
Dubai Islamic Bank PJSC	5,179	6,316
Emirates NBD Bank PJSC	5,835	17,395
Emirates Telecommunications Group Co. PJSC	3,941	18,583
First Abu Dhabi Bank PJSC	6,361	21,855

(Cost $81,760)		82,099

TOTAL COMMON STOCKS (Cost $7,033,680)		9,069,787

PREFERRED STOCKS - 1.8%
Brazil - 1.4%
Banco Bradesco SA	10,231	46,158
Cia Energetica de Minas Gerais	2,611	6,122
Itau Unibanco Holding SA	11,550	61,244
Itausa SA	10,241	20,116

(Cost $224,022)		133,640

Chile - 0.2%
Embotelladora Andina SA, Class B	628	1,412

Sociedad Quimica y Minera de Chile SA, Class B		287	13,433

(Cost $15,616)			14,845

Colombia - 0.1%
Bancolombia SA
(Cost $7,171)		1,082	8,415

South Korea - 0.1%
Amorepacific Corp.		25	1,218
AMOREPACIFIC Group		5	159
LG Chem Ltd.		17	5,477
LG Household & Health Care Ltd.		3	1,884

(Cost $6,836)			8,738

TOTAL PREFERRED STOCKS (Cost $253,645)			165,638

		Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22
(Cost $64)	INR	4,500	65

		Number of Shares
RIGHTS - 0.0%
China - 0.0%
Sino-Ocean Group Holding Ltd.*, expires 12/31/20 (b)
(Cost $0)		28	0

Taiwan - 0.0%
Hiwin Technologies Corp.*, expires 12/22/20
(Cost $0)		18	70

TOTAL RIGHTS
(Cost $0)			70

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 2/16/21		1,821	10
Minor International PCL*, expires 7/31/23		355	92
Minor International PCL*, expires 9/30/21		305	6

(Cost $0)			108

TOTAL WARRANTS (Cost $0)			108

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
(Cost $49,220)		49,220	49,220

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
(Cost $34,594)		34,594	$34,594

TOTAL INVESTMENTS - 100.5%
(Cost $7,371,203)			$9,319,482
Other assets and liabilities, net - (0.5%)			(44,015)

NET ASSETS - 100.0%			$9,275,467

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (c)(d)
29,475	19,745	(e)	—	—	—	3	—	49,220	49,220
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
32,100	55,462		(52,968)	—	—	3	—	34,594	34,594

61,575	75,207		(52,968)	—	—	6	—	83,814	83,814

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $198,530, which is 2.1% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $164,549.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2020 the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Consumer Discretionary	$2,129,337	23.1%
Information Technology	1,746,622	18.9
Financials	1,532,180	16.6
Communication Services	1,341,340	14.5
Materials	541,374	5.9
Consumer Staples	481,749	5.2
Energy	444,104	4.8
Industrials	374,692	4.1
Health Care	335,644	3.6
Real Estate	161,844	1.7
Utilities	146,782	1.6

Total	$9,235,668	100.0%

At November 30, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(f)
MSCI Emerging Markets Index Futures	USD	1	$55,620	$60,115	12/18/2020	$4,495

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2020.

Currency Abbreviations
INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$9,069,787	$—	$—	$9,069,787
Preferred Stocks (g)	165,638	—	—	165,638
Corporate Bonds	—	65	—	65
Rights (g)	—	70	0	70
Warrants	108	—	—	108
Short-Term Investments (g)	83,814	—	—	83,814
Derivatives (h)
Futures Contracts	4,495	—	—	4,495

TOTAL	$9,323,842	$135	$0	$9,323,977

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.